Consolidated cash flow statement of Aegon N.V. (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Interest received	€ 5,271	€ 5,114	€ 5,999
Dividends received	1,624	1,751	1,702
Interest paid	296	491	407
Dividend received from joint ventures and associates	€ 95	€ 138	€ 130